Shareholders' Equity (Intrinsic Value of Stock Options) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Aggregate intrinsic value of options outstanding	$ 0	$ 0
Aggregate intrinsic value of options exercisable	0	0
Total intrinsic value of options exercised	$ 0	$ 401